As filed with the Securities and Exchange Commission on December 27, 2007
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                  CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                    ---------------
     Face                                                                       Maturity     Current      Value            Standard
    Amount                                                                        Date      Coupon(b)    (Note 1)   Moody's & Poor's
----------                                                                        ----      ---------    --------   ------- --------
Put Bond (c) (7.23%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983 A                     03/01/08     3.95%  $  5,730,000       P-1     A-1+
-----------                                                                                         ------------
  5,730,000   Total Put Bond                                                                           5,730,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (8.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co- Generation Ltd Partnership) 1991 Project
              LOC Dexia CLF                                                     11/01/07     3.74%  $  2,500,000     VMIG-1    A-1+
  4,000,000   Salem County, NJ (Philadelphia Electric Co)
              LOC BNP Paribas                                                   12/05/07     3.55      4,000,000     VMIG-1    A-1+
-----------                                                                                         ------------
  6,500,000   Total Tax Exempt Commercial Paper                                                        6,500,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (28.91%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,200,000   ABN Amro MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              One Hundred Twenty-Eighth Series
              Insured by FSA                                                    11/29/07     3.70%  $  3,200,000     VMIG-1
  3,780,000   Berkeley Heights Township, NJ BAN                                 02/20/08     3.62      3,786,985       AAA
    932,700   Mantua Township, NJ - Series 2007 BAN (d)                         05/06/08     3.84        934,595
  4,512,400   Middle Township, NJ BAN - Series B (d)                            07/17/08     3.75      4,527,769
  1,335,379   Neshaminy School District, PA (d)                                 06/30/08     3.90      1,337,497
    609,750   Newton, NJ BAN  (d)                                               07/03/08     3.81        611,492
  6,500,000   Ocean City, NJ BAN (d)                                            07/18/08     3.75      6,511,082
  2,000,000   Toms River, NJ School District (d)                                11/21/07     3.64      2,000,063
-----------                                                                                         ------------
 22,870,229   Total Tax Exempt General Obligation Notes & Bonds                                       22,909,483
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (e) (54.02%)
-----------------------------------------------------------------------------------------------------------------------------------
$   900,000   BB&T Municipal Trust Floater-Series 1004
              LOC Branch Banking & Trust Company                                11/06/23     3.61%  $    900,000     VMIG-1
  1,900,000   BB&T Municipal Trust Floater - Series 1002
              LOC Branch Banking & Trust Company                                01/01/25     3.61      1,900,000     VMIG-1
  3,705,000   Floater Trust Receipts-Series 2005 L26U
              (New Jersey Health Care Facility Finanice Authority RB
              Bayonne Hospital Obligated Group Issue-Series 1994
              Insured by FSA                                                    07/01/12     3.22      3,705,000     VMIG-1    A-1
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Banking & Trust Company                                07/01/26     3.58      1,000,000       P-1     A-1+
  1,710,000   Jefferson County, KY Industrial Building RB
              (R.C. Tway Company D/B/A Kentucky Manufacturing
              Company Project) - Series 1998
              LOC Fifth Third Bank                                              06/01/18     3.52      1,710,000       P-1     A-1+
    627,000   Kenton County, KY Industrial Building RB (d)
              (Krauss-Maffei Process Technology)-Series 2002
              LOC Fifth Third Bank                                              10/01/22     3.54        627,000
  1,000,000   Memphis, TN Health, Educational & Housing Facility Board MFHRB
              (Ashland Lakes Apartments Project) - Series 2006A
              LOC US Bank, N.A.                                                 08/01/41     3.50      1,000,000               A-1+
    670,000   Michigan State Strategic Funding Limited Obligation RB
              (Gudel Lineartec Inc Project) - Series 1997 (d)
              LOC Fifth Third Bank                                              06/01/12     3.60        670,000
  2,250,000   Milwaukee, WI IDRB(Midwest Express Airlines Inc) - Series 1998 (d)
              LOC US Bank, N.A.                                                 08/01/30     3.64      2,250,000
  2,600,000   New Jersey EDA (Lawrenceville School Project) - Series 1996B      07/01/26     3.30      2,600,000     VMIG-1
  1,300,000   New Jersey State EDA  Revenue Refunding Bonds
              (Gloucester Marine Terminal Project) (d)
              Guaranteed by Glodman Sachs Co.                                   01/01/37     3.53      1,300,000
  1,000,000   New Jersey EDA (Rutgers State University) - Series 2002-1A        05/01/18     3.30      1,000,000     VMIG-1    A-1+
  2,300,000   New Jersey EDA (Stolthaven Perth Amboy Inc. Project)-Series 1998A
              LOC Citibank, N.A.                                                01/15/18     3.47      2,300,000       P-1     A-1+
  3,000,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     3.56      3,000,000               A-1
    450,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                           12/01/08     3.55        450,000       P-1     A-1+
  1,550,000   New Jersey EDA PCRB (Exxon Mobile Corp. Project) - Series 1989    04/01/22     3.27      1,550,000       P-1     A-1+
  2,150,000   New Jersey State EDA RB (Campus 130 Association)
              LOC Bank of New York, N.A.                                        12/01/11     3.50      2,150,000       P-1     A-1+
  1,000,000   New Jersey State EDA Refunding RB
              (Union County Genlyte Project) (d)
              LOC Bank of America, N.A.                                         10/15/09     3.29      1,000,000
  3,610,000   New Jersey Educational Facilities Authority RB
              (The College of New Jersey Issue) - Series 1999A
              Insured by AMBAC Assurance Corporation                            07/01/29     3.40      3,610,000     VMIG-1    A-1
  1,000,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2001B                             07/01/21     3.49      1,000,000     VMIG-1    A-1+
  1,650,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series B                                 07/01/22     3.47      1,650,000     VMIG-1    A-1+
  1,645,000   Port Authority of New York & New Jersey
              Versatile Structure Obligation RB - Series 3                      06/01/20     3.50      1,645,000     VMIG-1    A-1+
  1,645,000   Prince Willian County,VA IDRB
              (Mediatech Inc, Project)
              LOC Branch Bank & Trust Company                                   11/01/32     3.58      1,645,000     VMIG-1
    850,000   Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds - 2000 Series A
              Collateralized by U.S. Government                                 04/01/27     3.44        850,000               A-1+
  1,000,000   Ridgeland Township, SC RB- (LRC Ridgelan LLC  Project-A)          09/01/21     3.53      1,000,000       P-1
  2,300,000   Union County, NJ PCFA RB(Exxon Mobile Corp.Project) - Series 1989
              LOC Columbus Bank & Trust                                         10/01/24     3.27      2,300,000       P-1     A-1+
-----------                                                                                         ------------
 42,812,000   Total Tax Exempt Variable Rate Demand Instruments                                       42,812,000
-----------                                                                                         ------------
              Total Investments (98.36%)                                                              77,951,483
              Cash and other assets, net of liabilities(1.64%)                                         1,299,922
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 79,251,405
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 51,730,140 shares outstanding                                         $       1.00
                                                                                                    ============
              Class B Shares, 27,536,656 shares outstanding                                         $       1.00
                                                                                                    ============


Note 1 Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                      MFHRB      =   Multi Family Housing Revenue Bond
     EDA      =   Economic Development Authority              PCRB       =   Pollution Control Revenue Bond
     FSA      =   Financial Security Assurance                PCFA       =   Pollution Control Finance Authority
     IDRB     =   Industrial Development Revenue Bond         RB         =   Revenue Bond
     LOC      =   Letter of Credit



ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)*           /s/ Christine Manna
                                    -------------------
                                        Christine Manna, Secretary

Date: December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael P. Lydon
                                    --------------------
                                        Michael P. Lydon, President

Date: December 27, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                        Anthony Pace, Treasurer

Date: December 27, 2007

* Print the name and title of each signing officer under his or her signature.